Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale (Details) - Schedule of Major Classes of Assets and Liabilities of the Disposal Group Classified as Held for Sale - Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member] - USD ($)
$ in Thousands
	Oct. 31, 2023	Apr. 30, 2023
Schedule of Major Classes of Assets and Liabilities of the Disposal Group Classified as Held for Sale [Line Items]
Goodwill	$ 7,500	$ 7,484
Property, plant and equipment	62,953	3
Intangible assets	3,099	3,505
Accounts receivable	530	27
Prepayments, deposits and other receivables	214	1
Due from a minority shareholder of subsidiaries	2,182
Fiduciary bank balances	321	330
Cash and cash equivalents	246	731
Total assets classified as held for sale	77,045	12,081
Client’s monies held on trust		(23)
Accounts payable	(484)
Due to AMTD Group	(15,233)
Other payables and accruals	(1,668)	(408)
Deferred tax liability	(527)	(599)
Total liabilities associated with assets classified as held for sale	$ (17,912)	$ (1,030)